CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Licensing fees	$ 6	$ 172	$ 6	$ 1,124	$ 2,092	$ 17,852
Patent sales	0	0	0	0	0	14,450
Total revenues	6	172	6	1,124	2,092	32,302
Legal and consulting contingency fees	0	12	0	387	752	10,763
Net revenue	6	160	6	737	1,340	21,539
Operating expenses:
Other legal and consulting fees	746	328	819	943	1,563	3,218
Patent prosecution and maintenance fees	296	204	511	407	1,000	812
Electronic data set-up fees					0	2,400
Compensation and benefits	2,031	286	3,634	596	3,213	3,643
Professional fees	732	293	4,558	293	9,383	0
Software	202	0	202	0
General and administrative	248	33	506	69	563	168
Total operating expenses	4,255	1,144	10,230	2,308	15,722	10,241
Operating income (loss)	(4,249)	(984)	(10,224)	(1,571)	(14,382)	11,298
Other income
Interest income	9	0	19	0	13	0
Net income (loss)	(4,240)	(984)	(10,205)	(1,571)	(14,369)	11,298
Net income (loss) per common share:
Basic	$ (0.20)	$ (0.13)	$ (0.50)	$ (0.20)	$ (1.29)	$ 1.47
Diluted	$ (0.20)	$ (0.13)	$ (0.50)	$ (0.20)	$ (1.29)	$ 0.50
Weighted average common shares outstanding:
Basic	21,135	7,668	20,528	7,668	11,126	7,668
Diluted	21,135	7,668	20,528	7,668	11,126	22,667
PRO FORMA COMPUTATION RELATED TO CONVERSION TO C CORPORATION FOR TAX PURPOSES (unaudited):
Historical income (loss) - through September 18, 2013					(2,529)	11,298
Pro forma benefit (provision) for income taxes					1,012	(4,519)
Historical income (loss) - through September 18, 2013
Basic					$ (0.14)	$ 0.88
Diluted					$ (0.14)	$ 0.30
Pro forma weighted average basic shares outstanding					11,126	7,668
Pro forma weighted average diluted shares outstanding					11,126	22,667
Pro forma
Other income
Net income (loss)					$ (1,517)	$ 6,779